Convertible Notes Payables - Schedule of Changes in the Convertible Notes and Drawdown Loan Facilities Measured Using Significant Unobservable Inputs (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
June and July 2025 Notes [Member]
Schedule of Changes in the Convertible Notes and Drawdown Loan Facilities Measured Using Significant Unobservable Inputs [Line Items]
Convertible Notes, beginning balance
Proceeds from issuance		2,614,318
Change in fair value		1,568,489
Convertible Notes, ending balance
Conversion of notes		(4,182,807)
Convertible Notes [Member]
Schedule of Changes in the Convertible Notes and Drawdown Loan Facilities Measured Using Significant Unobservable Inputs [Line Items]
Convertible Notes, beginning balance	3,468,563
Proceeds from issuance	4,900,000	5,000,000
Repayment of convertible notes and loans	(182,251)	(857,020)
Principal settled in ordinary shares	(4,267,498)
Fair value of Warrants	(149,695)	(799,888)
Debt issuance costs	(5,000)
Loss on extinguishment	367,874
Change in fair value	1,026,114	125,471
Convertible Notes, ending balance	$ 5,158,107	$ 3,468,563